CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,043	$ 5,119
Restricted cash	1,311	250
Trade receivables, net	3,586	12,522
Other receivables	4,980	3,398
Due from related parties	5	82
Inventories	81	1,686
Prepaid expenses	646	2,520
Backlog asset	0	2,404
Deferred charges, net	573	5,742
Total current assets	12,225	33,723
Restricted cash	31	31
Investments in Joint Ventures	1,040	0
Vessels under construction	0	7,055
Advance for acquisition of coal property	11,000	0
Assets held for sale	0	86,082
Vessels and other fixed assets, net	37,503	269,519
Backlog asset	0	342
Total non-current assets	49,574	363,029
Total assets	61,799	396,752
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	78,739	339,722
Accounts payable, trade	13,434	38,927
Senior convertible notes, net	62,552	53,391
Accrued liabilities	10,660	32,489
Capital lease obligations	0	107,527
Promissory notes payable	11,000	0
Deferred income	0	2,111
Derivative financial instruments	767	8,808
Due to related parties	90	445
Due to managing agent	184	184
Total current liabilities	177,426	583,604
Non-current liabilities
Unearned profit	0	9,083
Deferred income	0	800
Other non-current liabilities	0	5,699
Total non-current liabilities	0	15,582
Total liabilities	177,426	599,186
Commitments and contingencies
Shareholders' equity
Preference Shares, $0.01 par value, 500 million shares authorized, none issued	0	0
Common Shares, $0.01 par value, 1 billion shares authorized, 397.1 million and 7.8 million shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	3,971	79
Additional paid-in capital	696,796	209,956
Accumulated deficit	(815,031)	(412,469)
Total NewLead Holdings' shareholders' deficit	(114,264)	(202,434)
Noncontrolling interest	(1,363)	0
Total shareholders' equity	(115,627)	(202,434)
Total liabilities and shareholders' equity	$ 61,799	$ 396,752